Voya SmallCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.3%
		Consumer Discretionary: 13.2%
83,024	(1)	Canada Goose Holdings, Inc.	$2,186,022	0.9
10,842	(1)	Cavco Industries, Inc.	2,611,296	1.0
11,906	(1)	Dorman Products, Inc.	1,131,427	0.5
48,488	(1)	Gentherm, Inc.	3,541,563	1.4
41,928		Kontoor Brands, Inc.	1,733,723	0.7
163,476	(1)	Lindblad Expeditions Holdings, Inc.	2,465,218	1.0
134,174	(1)	Liquidity Services, Inc.	2,297,059	0.9
75,855	(1)	Planet Fitness, Inc.	6,408,230	2.6
36,552	(1)	Revolve Group, Inc.	1,962,477	0.8
33,936	(1)	Shake Shack, Inc.	2,304,254	0.9
44,845	(1)	Skyline Champion Corp.	2,461,094	1.0
46,209		Texas Roadhouse, Inc.	3,869,080	1.5
			32,971,443	13.2

		Energy: 0.8%
36,794	(2)	Matador Resources Co.	1,949,346	0.8

		Financials: 8.1%
108,768	(1)	Focus Financial Partners, Inc.	4,975,049	2.0
101,523		Hannon Armstrong Sustainable Infrastructure Capital, Inc.	4,815,236	1.9
42,673		HCI Group, Inc.	2,909,445	1.2
9,108		Kinsale Capital Group, Inc.	2,076,806	0.9
24,273		Western Alliance Bancorp.	2,010,290	0.8
35,624		Wintrust Financial Corp.	3,310,538	1.3
			20,097,364	8.1

		Health Care: 19.2%
33,988	(1)	Alkermes PLC	894,224	0.4
22,076	(1)	Amedisys, Inc.	3,803,474	1.5
13,011	(1)	Apellis Pharmaceuticals, Inc.	661,089	0.3
21,732	(1)	Arrowhead Pharmaceuticals, Inc.	999,455	0.4
9,100	(1)	Arvinas, Inc.	612,430	0.2
72,560	(1)	Axonics, Inc.	4,542,256	1.8
7,936	(1),(2)	Beam Therapeutics, Inc.	454,733	0.2
9,424	(1)	Biohaven Pharmaceutical Holding Co. Ltd.	1,117,404	0.4
6,043		Bio-Techne Corp.	2,616,861	1.1
12,265	(1)	Blueprint Medicines Corp.	783,488	0.3
9,071	(1)	CareDx, Inc.	335,536	0.1
18,794	(1)	Denali Therapeutics, Inc.	604,603	0.2
84,763	(1),(2)	DermTech, Inc.	1,244,321	0.5
39,649	(1)	Establishment Labs Holdings, Inc.	2,671,946	1.1
16,871	(1)	Fate Therapeutics, Inc.	654,089	0.3
28,759	(1)	Halozyme Therapeutics, Inc.	1,146,909	0.5
13,606	(1)	ICON PLC	3,309,251	1.3
10,948	(1)	Intellia Therapeutics, Inc.	795,591	0.3
14,805	(1)	Intra-Cellular Therapies, Inc.	905,918	0.4
65,117	(2)	LeMaitre Vascular, Inc.	3,025,987	1.2
23,346	(1)	LHC Group, Inc.	3,936,135	1.6
23,408	(1)	ModivCare, Inc.	2,701,049	1.1
62,800	(1)	Pacira BioSciences, Inc.	4,792,896	1.9
82,157	(1)	Progyny, Inc.	4,222,870	1.7
15,983	(1)	PTC Therapeutics, Inc.	596,326	0.2
9,674	(1)	Twist Bioscience Corp.	477,702	0.2
			47,906,543	19.2

		Industrials: 23.5%
59,760	(1)	ASGN, Inc.	6,974,589	2.8
16,796	(1)	CACI International, Inc.	5,059,963	2.0
52,261	(1)	Casella Waste Systems, Inc.	4,580,677	1.8
31,933	(1)	Chart Industries, Inc.	5,485,131	2.2
33,661	(1)	Clean Harbors, Inc.	3,757,914	1.5
79,519		Columbus McKinnon Corp.	3,371,606	1.4
66,216		H&E Equipment Services, Inc.	2,881,720	1.2
39,816	(1)	Kirby Corp.	2,874,317	1.2
24,587		Quanta Services, Inc.	3,235,895	1.3
56,733		Shyft Group, Inc./The	2,048,629	0.8
66,916		Spirit Aerosystems Holdings, Inc.	3,271,523	1.3
109,735	(1)	Sterling Construction Co., Inc.	2,940,898	1.2
54,935	(2)	TFI International, Inc.	5,851,127	2.3
160,152	(1)	WillScot Mobile Mini Holdings Corp.	6,266,748	2.5
			58,600,737	23.5

		Information Technology: 27.8%
116,455	(1)	Cohu, Inc.	3,447,068	1.4
17,614	(1)	CyberArk Software Ltd.	2,972,362	1.2
33,342	(1)	Diodes, Inc.	2,900,421	1.2
29,903	(1)	ExlService Holdings, Inc.	4,284,203	1.7
51,331	(1)	Fabrinet	5,396,428	2.2
27,329	(1)	Five9, Inc.	3,017,122	1.2
108,037		Genpact Ltd.	4,700,690	1.9
127,344	(1)	I3 Verticals, Inc.	3,547,804	1.4
263,055	(1),(2)	indie Semiconductor, Inc.	2,054,459	0.8
39,052		Kulicke & Soffa Industries, Inc.	2,187,693	0.9
13,819		Littelfuse, Inc.	3,446,597	1.4
23,480		MAXIMUS, Inc.	1,759,826	0.7
15,250		MKS Instruments, Inc.	2,287,500	0.9
56,188	(1)	Onto Innovation, Inc.	4,882,175	2.0
25,778	(1)	Perficient, Inc.	2,837,900	1.1
24,893	(1)	Rapid7, Inc.	2,769,097	1.1
16,929	(1)	SiTime Corp.	4,195,345	1.7
84,626	(1)	Tower Semiconductor Ltd.	4,095,898	1.6
239,371	(1)	Viavi Solutions, Inc.	3,849,086	1.5
55,398	(1)	WNS Holdings Ltd. ADR	4,735,975	1.9
			69,367,649	27.8

		Materials: 3.7%
86,153	(1)	Aspen Aerogels, Inc.	2,970,556	1.2
152,157		Element Solutions, Inc.	3,332,238	1.3

Voya SmallCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials: (continued)
32,628	Innospec, Inc.	$3,019,721	1.2
		9,322,515	3.7

	Total Common Stock
	(Cost $233,621,282)	240,215,597	96.3

EXCHANGE-TRADED FUNDS: 1.5%
40,917	SPDR S&P Biotech ETF	3,677,620	1.5

	Total Exchange-Traded Funds
	(Cost $3,775,518)	3,677,620	1.5

	Total Long-Term Investments
	(Cost $237,396,800)	243,893,217	97.8

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.8%
	Repurchase Agreements: 4.2%
2,475,053	(3) Bank of America Inc., Repurchase Agreement dated 03/31/22, 0.30%, due 04/01/22 (Repurchase Amount $2,475,073, collateralized by various U.S. Government Agency Obligations, 2.000%-4.000%, Market Value plus accrued interest $2,524,554, due 02/01/36-03/01/52)	2,475,053	1.0
2,475,100	(3) Cantor Fitzgerald Securities, Repurchase Agreement dated 03/31/22, 0.29%, due 04/01/22 (Repurchase Amount $2,475,120, collateralized by various U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $2,524,602, due 04/25/22-12/20/71)	2,475,100	1.0
2,475,053	(3) MUFG Securities America Inc., Repurchase Agreement dated 03/31/22, 0.30%, due 04/01/22 (Repurchase Amount $2,475,073, collateralized by various U.S. Government Agency Obligations, 1.920%-4.500%, Market Value plus accrued interest $2,524,554, due 12/01/28-03/01/52)	2,475,053	1.0
733,660	(3) Nomura Securities, Repurchase Agreement dated 03/31/22, 0.27%, due 04/01/22 (Repurchase Amount $733,665, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-4.000%, Market Value plus accrued interest $748,333, due 06/01/27-08/01/58)	733,660	0.3
2,475,053	(3) RBC Dominion Securities Inc., Repurchase Agreement dated 03/31/22, 0.30%, due 04/01/22 (Repurchase Amount $2,475,073, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-5.500%, Market Value plus accrued interest $2,524,554, due 04/26/22-03/20/52)	2,475,053	0.9

	Total Repurchase Agreements
	(Cost $10,633,919)	10,633,919	4.2

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.6%
1,441,000	(4) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.230%
	(Cost $1,441,000)	1,441,000	0.6

	Total Short-Term Investments
	(Cost $12,074,919)	12,074,919	4.8

	Total Investments in Securities (Cost $249,471,719)	$255,968,136	102.6
	Liabilities in Excess of Other Assets	(6,510,791)	(2.6)
	Net Assets	$249,457,345	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of March 31, 2022.

Voya SmallCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2022
Asset Table
Investments, at fair value
Common Stock*	$240,215,597	$–	$–	$240,215,597
Exchange-Traded Funds	3,677,620	–	–	3,677,620
Short-Term Investments	1,441,000	10,633,919	–	12,074,919
Total Investments, at fair value	$245,334,217	$10,633,919	$–	$255,968,136

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At March 31, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $250,548,699.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$16,768,950
Gross Unrealized Depreciation	(11,349,540)
Net Unrealized Appreciation	$5,419,410